Changes in liabilities arising from financing activities - Summary of Changes in liabilties arising from financing activities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in liabilities arising from financing activities [line items]
Opening balance	€ 133,475	€ 112,054
Effect of change in accounting policy	1,301	981
Additions	94,222	154,402
Redemptions /Disposals	(95,700)	(135,816)
Non cash changes (Amortisation)	161	98
Other changes	490	0
Changes in FV	1,220	(126)
Foreign exchange movement	1,454	1,883
Closing balance	136,622	133,475
Debt securities in issue [member]
Changes in liabilities arising from financing activities [line items]
Opening balance	119,751	96,086
Effect of change in accounting policy		740
Additions	90,793	152,543
Redemptions /Disposals	(94,497)	(131,170)
Non cash changes (Amortisation)	135	85
Other changes	21	0
Changes in FV	1,018	(53)
Foreign exchange movement	1,306	1,521
Closing balance	118,528	119,751
Subordinated loans [member]
Changes in liabilities arising from financing activities [line items]
Opening balance	13,724	15,968
Effect of change in accounting policy		241
Additions	3,429	1,859
Redemptions /Disposals	(933)	(4,646)
Non cash changes (Amortisation)	1	13
Other changes	26
Changes in FV	201	(73)
Foreign exchange movement	140	362
Closing balance	16,588	€ 13,724
Lease liabilities [member]
Changes in liabilities arising from financing activities [line items]
Effect of change in accounting policy	1,301
Redemptions /Disposals	(271)
Non cash changes (Amortisation)	25
Other changes	443
Foreign exchange movement	8
Closing balance	€ 1,507